Label	Element	Value
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford EAFE Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EAFE Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Advisory Fees have been restated to reflect current fees, including the effects of Advisory Fee breakpoints as applied to the average daily net assets of the Fund over the prior fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia and/or the Far East. The Fund may additionally invest in up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may hold equities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs"). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The intended outcome is a diversified portfolio of between 50-60 quality growth companies with the potential to outperform the benchmark over the long-term. The Fund tends to hold securities for long periods (typically 3-5 years), and the resulting lower portfolio turnover rate may result in extended periods of underperformance under unfavorable market conditions.

The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order) are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund's investments were less correlated.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Unconstrained Sector Risk – The Fund is not limited in its ability to invest in issuers in a variety of industries or sectors and may establish or terminate a focus in a particular sector or group of sectors. If the Fund focuses investments in one or more economic sectors, the Fund's returns will be more sensitive to market events within such sectors, and the Fund may be subject to greater liquidity risk and enhanced potential for extreme cash flows.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class 2 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 27.36% (Q2, 2009) Lowest Quarterly Return: -21.66% (Q3, 2011)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2016
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.51%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2008	[1]
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.35%	[2]
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2009	rr_AnnualReturn2009	45.75%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Annual Return 2011	rr_AnnualReturn2011	(11.70%)
Annual Return 2012	rr_AnnualReturn2012	18.78%
Annual Return 2013	rr_AnnualReturn2013	28.69%
Annual Return 2014	rr_AnnualReturn2014	(6.94%)
Annual Return 2015	rr_AnnualReturn2015	(3.07%)
Annual Return 2016	rr_AnnualReturn2016	1.34%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2008
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.35%	[2]
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.41%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.99%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2010	[4]
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.35%	[2]
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class 4 had less than 6 months of operating results for the year ended December 31, 2016. Therefore Other Expenses have been estimated for this Class based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.36%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.92%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2016	[6]
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.35%	[2]
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.49%	[7]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.46%	[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%	[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2012	[7]

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	Advisory Fees have been restated to reflect current fees, including the effects of Advisory Fee breakpoints as applied to the average daily net assets of the Fund over the prior fiscal year. See "Fund Management-Investment Manager-Investment Services" below for additional detail.
[3]	Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the "Manager"), as described in detail under "Share Classes-Shareholder Service Fees" below.
[4]	Performance for Class 3 shares prior to their date of inception (April 19, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it,returns would have been higher.
[5]	Class 4 had less than 6 months of operating results for the year ended December 31, 2016. Therefore Other Expenses have been estimated for this Class based on the Other Expenses of Class 2 shares.
[6]	Performance for Class 4 shares prior to their date of inception (October 10, 2016) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[7]	Performance of Class 5 shares prior to their date of inception (July 18, 2012) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.